Consolidated Statements of Comprehensive Income - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net revenue	$ 307,634,389	$ 341,028,267	$ 329,089,036
Cost of sales	(279,494,885)	(279,986,522)	(294,598,017)
Gross profit	28,139,504	61,041,745	34,491,019
Selling and distribution expenses	(3,946,509)	(3,888,969)	(3,895,089)
General and administrative expenses	(7,978,267)	(8,158,940)	(9,176,683)
Research and development expenses	(9,546,863)	(9,854,712)	(9,080,791)
Other income	5,412,125	3,829,897	2,380,228
Other gains and losses	1,488,052	(976,560)	(925,673)
Finance costs	(2,663,605)	(2,867,861)	(2,707,887)
Share of profit of equity-accounted investees	311,714	239,006	100,778
Profit before income tax	11,216,151	39,363,606	11,185,902
Income tax expense (benefit)	322,374	(1,125,157)	2,432,545
Profit for the year	10,893,777	40,488,763	8,753,357
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit obligations	(56,956)	(98,091)	(225,194)
Unrealized loss on equity investments at fair value through other comprehensive income	(756,287)	0	0
Equity-accounted investees – share of other comprehensive income (loss)	4,239	243	574
Related tax	38,908	155,930	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(770,096)	58,082	(224,620)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	(785,772)	(2,255,410)	(7,500,071)
Net change in fair value of available-for-sale financial assets	0	1,146,422	766,534
Effective portion of changes in fair value of cash flow hedges	0	(21,992)	7,199
Equity-accounted investees – share of other comprehensive loss	(19,716)	(62,327)	(609,071)
Related tax	191,809	316,372	230,202
Other comprehensive income that will be reclassified to profit or loss, net of tax	(613,679)	(876,935)	(7,105,207)
Other comprehensive income (loss), net of tax	(1,383,775)	(818,853)	(7,329,827)
Total comprehensive income for the year	9,510,002	39,669,910	1,423,530
Profit (loss) attributable to:
Shareholders of AU Optronics Corp.	13,071,646	42,609,500	9,965,129
Non-controlling interests	(2,177,869)	(2,120,737)	(1,211,772)
Profit for the year	10,893,777	40,488,763	8,753,357
Total comprehensive income (loss) attributable to:
Shareholders of AU Optronics Corp.	11,996,308	42,146,146	4,502,568
Non-controlling interests	(2,486,306)	(2,476,236)	(3,079,038)
Total comprehensive income for the year	$ 9,510,002	$ 39,669,910	$ 1,423,530
Earnings per share
Basic earnings per share (in dollars per share)	$ 1.36	$ 4.43	$ 1.04
Diluted earnings per share (in dollars per share)	$ 1.34	$ 4.27	$ 1.02